Transactions with Related Parties - Balance Sheet (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Due to Related Party	$ (4,750)	$ (7,518)
Due from Related Party	40,686	26,146
Advances for vessels and drillships under construction	1,201,807	1,027,889	2,072,699
Accounts payable and other current liabilities	130,728	58,774
Other current assets	122,775	80,052
Other non-current assets	83,290	97,572
TMS Bulkers
Due from Related Party	30,473	19,579
TMS Tankers
Due from Related Party	9,270	6,324
Cardiff Marine Inc.
Due to Related Party	(2,080)	(671)
Sigma and Blue Fin pool
Due from Related Party	943	243
Trade Accounts Receivable - Accrued Receivables	818	549
Other current assets	2,658	3,635
Other non-current assets	275	675
Cardiff/TMS Tankers
Due to Related Party	(2)	0
Vessels, drilling rigs, drillships, machinery and equipment, net	7,472	9,195
Cardiff/TMS Bulkers/TMS Tankers
Advances for vessels and drillships under construction	7,648	8,484
Vivid
Due to Related Party	(1,707)	0
Tri-Ocean Heidmar
Due to Related Party	(43)	(43)
TMS Dry
Due to Related Party	0	(6,804)
Other non-current assets	0	4,140
Sigma Pool
Accounts payable and other current liabilities	0	111
Fabiana
Due to Related Party	$ (918)	$ 0